Note 34 - Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Oct. 14, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 14, 2021	Oct. 15, 2020	Jul. 16, 2020	May 14, 2020	Jan. 16, 2020	Oct. 10, 2019	Jul. 11, 2019	Apr. 11, 2019	Jan. 10, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Dividends paid to owners of the Company (excluding NCI)													$ 6,068	$ 3,887	$ 2,969
Dividends, cents per share (in dollars per share)	$ 14.00	$ 13.00	$ 12.00	$ 11.00	$ 10.0	$ 8.5	$ 7.5	$ 7.5	$ 6.875	$ 6.875	$ 6.875	$ 6.875